Related Party Transactions - Summary of Material Related Party Transactions With Third Party Affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Revenues from Related Parties Included in Operating Revenues	$ 44	$ 32	$ 8
Gladstone
Related Party Transaction [Line Items]
Revenues from Related Parties Included in Operating Revenues	4	3	3
GenConn(a)
Related Party Transaction [Line Items]
Revenues from Related Parties Included in Operating Revenues	0	4	5
Ivanpah(b)
Related Party Transaction [Line Items]
Revenues from Related Parties Included in Operating Revenues	35	20	0
Midway-Sunset
Related Party Transaction [Line Items]
Revenues from Related Parties Included in Operating Revenues	$ 5	$ 5	$ 0